UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Money Market Central Fund

December 31, 2015

CFM-QTLY-0216
1.811315.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 47.7%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 5.8%
BMO Harris Bank NA
2/16/16	0.52 (b)%	$7,000,000	$7,000,000
Citizens Bank of Pennsylvania
1/29/16	0.80	6,000,000	6,000,000
State Street Bank & Trust Co.
2/12/16	0.49 (b)	10,000,000	10,000,000
Wells Fargo Bank NA
2/9/16 to 4/6/16	0.39 to 0.57 (b)	48,000,000	48,000,000
			71,000,000
New York Branch, Yankee Dollar, Foreign Banks - 41.9%
Bank of Montreal Chicago CD Program
5/13/16 to 6/10/16	0.52 to 0.60 (b)	18,000,000	18,000,000
Bank of Nova Scotia
1/8/16 to 5/27/16	0.37 to 0.65 (b)	61,000,000	60,999,999
BNP Paribas New York Branch
3/11/16 to 4/1/16	0.64 to 0.65	18,000,000	18,000,000
Canadian Imperial Bank of Commerce
4/20/16 to 5/25/16	0.45 to 0.66 (b)	44,000,000	44,000,000
Credit Suisse
5/17/16	0.65 (b)	15,000,000	15,000,000
Credit Suisse AG
3/2/16	0.57 (b)	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg New York Branch
1/4/16 to 1/6/16	0.43	61,000,000	61,000,000
Mitsubishi UFJ Trust & Banking Corp.
3/23/16 to 4/1/16	0.52 to 0.53	22,000,000	22,000,000
Mizuho Corporate Bank Ltd.
2/22/16 to 3/14/16	0.42 to 0.65	25,000,000	25,000,000
Natexis Banques Populaires New York Branch
3/8/16	0.60	12,000,000	12,000,000
Royal Bank of Canada
2/12/16 to 6/10/16	0.48 to 0.62 (b)	45,000,000	45,000,000
Skandinaviska Enskilda Banken
1/7/16	0.40	8,000,000	8,000,000
Sumitomo Mitsui Banking Corp.
2/2/16 to 3/17/16	0.43 to 0.55 (b)	49,000,000	49,000,000
Sumitomo Mitsui Trust Bank Ltd.
1/5/16 to 3/21/16	0.41 to 0.60	30,000,000	30,000,000
Svenska Handelsbanken AB
5/19/16	0.60 (b)	15,000,000	15,000,000
Swedbank AB
1/6/16	0.40	10,000,000	10,000,000
Toronto-Dominion Bank
2/2/16	0.50	10,000,000	10,000,000
Toronto-Dominion Bank New York Branch
2/12/16 to 4/12/16	0.39 to 0.50 (b)	29,000,000	29,000,000
UBS AG
3/4/16 to 5/3/16	0.50 to 0.66 (b)	32,000,000	32,000,000
			513,999,999
TOTAL CERTIFICATE OF DEPOSIT
(Cost $584,999,999)			584,999,999

Financial Company Commercial Paper - 12.2%
Bayerische Landesbank
1/14/16	0.84	6,000,000	5,998,180
Commonwealth Bank of Australia
2/1/16 to 2/23/16	0.41 to 0.59 (b)	37,000,000	37,000,000
Credit Suisse AG
4/4/16	0.53	12,000,000	11,983,393
JPMorgan Securities LLC
3/7/16 to 4/8/16	0.49 to 0.75 (b)	21,000,000	20,975,500
Mitsubishi UFJ Trust & Banking Corp.
2/1/16 to 2/16/16	0.41	17,000,000	16,993,144
Natexis Banques Populaires New York Branch
2/1/16	0.40	12,000,000	11,995,867
Sumitomo Trust & Banking Co. Ltd.
2/16/16 to 2/22/16	0.38	24,000,000	23,987,587
Toronto Dominion Holdings (U.S.A.)
2/2/16 to 4/13/16	0.51 to 0.60	9,000,000	8,992,157
Toyota Motor Credit Corp.
4/1/16	0.40 (b)	12,000,000	12,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $149,925,828)			149,925,828

Asset Backed Commercial Paper - 1.2%
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
1/4/16
(Cost $14,999,313)	0.55	15,000,000	14,999,313

Other Commercial Paper - 6.7%
Danaher Corp.
1/4/16	0.43	8,000,000	7,999,713
Dominion Resources, Inc.
1/14/16	0.57	6,000,000	5,998,765
Motiva Enterprises LLC
1/4/16	0.63	3,000,000	2,999,843
Sempra Global
1/7/16 to 1/14/16	0.80 to 0.85	4,000,000	3,999,119
UnitedHealth Group, Inc.
1/4/16 to 2/12/16	0.61 to 0.72	61,000,000	60,982,957
TOTAL OTHER COMMERCIAL PAPER
(Cost $81,980,397)			81,980,397

Other Note - 0.7%
Medium-Term Notes - 0.7%
Svenska Handelsbanken AB
2/26/16 to 4/15/16
(Cost $8,000,000)	0.52 to 0.61 (b)(c)	8,000,000	8,000,000

Variable Rate Demand Note - 2.5%
Delaware - 2.5%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/16
(Cost $31,000,000)	0.42 (b)	31,000,000	31,000,000

Government Agency Debt - 0.8%
Federal Agencies - 0.8%
Freddie Mac
11/14/16
(Cost $9,998,654)	0.25 (b)	10,000,000	9,998,654

Other Instrument - 3.1%
Time Deposits - 3.1%
Credit Agricole CIB
1/4/16
(Cost $38,000,000)	0.29	38,000,000	38,000,000

Other Municipal Debt - 1.0%
	Principal Amount	Value
Ohio - 1.0%
Ohio Wtr. Dev. Auth. Rev. Bonds 0.734%, tender 5/2/16 (b)	$9,400,000	$9,400,000
Silverton BAN:
0.85% 5/24/16 (Ohio Gen. Oblig. Guaranteed)	900,000	900,000
1.25% 11/22/16 (Ohio Gen. Oblig. Guaranteed)	1,600,000	1,600,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $11,900,000)		11,900,000
	Maturity Amount	Value

Government Agency Repurchase Agreement - 7.5%
In a joint trading account at 0.33% dated 12/31/15 due 1/4/16 (Collateralized by U.S. Government Obligations) #
(Cost $92,444,000)	92,447,377	92,444,000

Other Repurchase Agreement - 16.2%
Other Repurchase Agreement - 16.2%
With:
Citigroup Global Markets, Inc. at 1.3%, dated 9/8/15 due:
3/29/16 (Collateralized by Mortgage Loan Obligations valued at $4,338,408, 5.67%, 11/14/39)	4,029,322	4,000,000
4/5/16 (Collateralized by Mortgage Loan Obligations valued at $4,338,408, 5.40%, 1/15/49)	4,030,333	4,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.6%, dated 12/31/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $10,301,761, 3.00%, 6/15/28)	10,001,167	10,000,000
1.04%, dated 11/20/15 due 4/4/16:
(Collateralized by U.S. Government Obligations valued at $9,282,289, 3.00%, 6/15/28)	9,039,260	9,000,000
(Collateralized by U.S. Government Obligations valued at $5,158,527, 3.00%, 6/15/28)	5,022,822	5,000,000
ING Financial Markets LLC at 0.35%, dated 12/31/15 due 1/4/16 (Collateralized by Corporate Obligations valued at $19,440,337, 5.88% - 10.00%, 3/15/22 - 6/15/24)	18,000,700	18,000,000
J.P. Morgan Clearing Corp. at:
1.1%, dated:
11/10/15 due 3/30/16 (Collateralized by Equity Securities valued at $4,354,735)	4,022,122	4,000,000
11/18/15 due 3/30/16 (Collateralized by Equity Securities valued at $4,353,671)	4,022,000	4,000,000
1.15%, dated 12/8/15 due 3/30/16 (Collateralized by Equity Securities valued at $1,087,816)	1,005,782	1,000,000
J.P. Morgan Securities, LLC at:
0.49%, dated 12/31/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $5,153,440, 4.50%, 11/16/45)	5,000,476	5,000,000
1.1%, dated 11/10/15 due 3/30/16:
(Collateralized by Mortgage Loan Obligations valued at $5,412,191, 0.58% - 5.49%, 11/15/30 - 12/11/40)	5,027,653	5,000,000
(Collateralized by Equity Securities valued at $4,354,735)	4,022,122	4,000,000
1.12%, dated 12/2/15 due 3/30/16 (Collateralized by Mortgage Loan Obligations valued at $1,083,129, 5.49%, 12/11/40)	1,005,631	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.42%, dated 12/31/15 due 1/4/16 (Collateralized by Municipal Bond Obligations valued at $6,371,853, 1.36% - 7.70%, 6/15/16 - 11/01/30)	6,000,280	6,000,000
0.45%, dated 12/31/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $16,480,824, 2.02% - 6.08%, 12/25/40 - 2/25/45)	16,001,400	16,000,000
1.1%, dated:
10/14/15 due 2/16/16 (Collateralized by Equity Securities valued at $4,330,824)	4,015,278	4,000,000
11/18/15 due 2/16/16 (Collateralized by Equity Securities valued at $3,244,976)	3,008,250	3,000,000
1.3%, dated 12/22/15 due:
4/20/16 (Collateralized by Equity Securities valued at $4,322,151)	4,017,333	4,000,000
4/22/16 (Collateralized by Corporate Obligations valued at $6,483,042, 0.62%, 7/12/40)	6,026,433	6,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.5%, dated 12/17/15 due 1/5/16 (Collateralized by Equity Securities valued at $14,043,511)	13,003,431	13,000,000
0.68%, dated 12/24/15 due 1/7/16 (Collateralized by Corporate Obligations valued at $9,722,020, 0.75% - 4.50%, 5/15/16 - 7/01/25)	9,005,440	9,000,000
Mizuho Securities U.S.A., Inc. at:
0.6%, dated:
12/28/15 due 1/7/16 (Collateralized by Equity Securities valued at $2,160,262)	2,000,467	2,000,000
12/29/15 due 1/7/16 (Collateralized by Equity Securities valued at $17,281,736)	16,003,733	16,000,000
12/30/15 due 1/7/16 (Collateralized by Equity Securities valued at $9,720,812)	9,002,100	9,000,000
0.77%, dated 12/31/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $7,210,617, 5.58% - 7.00%, 2/25/39 - 12/25/41)	7,002,096	7,000,000
1.25%, dated 9/2/15 due 1/4/16 (Collateralized by Mortgage Loan Obligations valued at $2,169,300, 5.79% - 5.81%, 8/10/45 - 3/17/49)	2,008,611	2,000,000
RBC Capital Markets Co. at:
0.35%, dated 11/23/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $3,084,197, 0.92% - 7.70%, 10/01/17 - 9/20/63)	3,001,750	3,000,000
0.5%, dated:
11/17/15 due 1/7/16 (Collateralized by Municipal Bond Obligations valued at $1,050,700, 0.00% - 7.43%, 10/15/16 - 5/01/30)	1,001,208	1,000,000
11/19/15 due 1/7/16 (Collateralized by Municipal Bond Obligations valued at $2,101,343, 0.00% - 7.43%, 2/15/18 - 6/01/45)	2,002,500	2,000,000
0.55%, dated 12/21/15 due 1/7/16 (Collateralized by U.S. Government Obligations valued at $3,089,707, 3.50% - 7.01%, 3/25/33 - 3/15/45)	3,001,375	3,000,000
SG Americas Securities, LLC at 0.7%, dated:
12/29/15 due 1/5/16 (Collateralized by Corporate Obligations valued at $4,200,762, 4.35% - 10.75%, 8/15/19 - 6/15/88)	4,000,544	4,000,000
12/30/15 due 1/6/16 (Collateralized by Corporate Obligations valued at $2,160,204, 4.35% - 10.75%, 11/03/45 - 6/15/88)	2,000,272	2,000,000
Wells Fargo Securities, LLC at:
0.55%, dated:
12/29/15 due 1/5/16 (Collateralized by Equity Securities valued at $4,320,403)	4,000,428	4,000,000
12/31/15 due 1/7/16 (Collateralized by Equity Securities valued at $3,240,220)	3,000,321	3,000,000
0.6%, dated 12/31/15 due 1/7/16 (Collateralized by Corporate Obligations valued at $5,400,361, 0.75%, 3/30/43)	5,000,583	5,000,000
1.1%, dated 10/27/15 due 1/25/16 (Collateralized by Corporate Obligations valued at $1,082,278, 2.25%, 3/01/19)	1,002,750	1,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $199,000,000)		199,000,000
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $1,222,248,191)		1,222,248,191
NET OTHER ASSETS (LIABILITIES) - 0.4%		4,915,699
NET ASSETS - 100%		$1,227,163,890

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,000,000 or 0.7% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$92,444,000 due 1/04/16 at 0.33%
BNP Paribas Securities Corp.	$12,242,058
BNY Mellon Capital Markets LLC	7,468,810
Bank of America NA	16,370,273
Citibank NA	7,095,369
Credit Agricole CIB New York Branch	5,662,716
HSBC Securities (USA), Inc.	6,002,710
ING Financial Markets LLC	1,018,474
J.P. Morgan Securities, Inc.	11,257,534
Mizuho Securities USA, Inc.	8,419,386
Societe Generale	5,146,689
Wells Fargo Bank NA	9,166,267
Wells Fargo Securities LLC	2,593,714
$92,444,000

Income Tax Information

At December 31, 2015 the cost for Federal Income Tax Purposes was $1,222,248,191.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the

Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016